Filed with the Securities and Exchange Commission on November 15, 2011
                                       Securities Act of 1933 File No. 033-84762
                               Investment Company Act of 1940 File No. 811-08648
--------------------------------------------------------------------------------

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

         Pre-Effective Amendment No. __                                      [ ]
         Post-Effective Amendment No. 53                                     [X]

                                      and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

         Amendment No. 56         [X]

(Check Appropriate Box or Boxes)

                                 WT MUTUAL FUND
               (Exact Name of Registrant as Specified in Charter)

                 1100 North Market Street, Wilmington, DE 19890
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 254-3948

                                 John J. Kelley
                            Wilmington Trust Company
                            1100 North Market Street
                              Wilmington, DE 19890
                    (Name and Address of Agent for Service)

                                   Copies to:

                            Joseph V. Del Raso, Esq.
                              Pepper Hamilton LLP
                             3000 Two Logan Square
                             Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)

         [X]         immediately upon filing pursuant to paragraph (b)
         [_]         on (date) pursuant to paragraph (b)
         [_]         60 days after filing pursuant to paragraph (a)(1)
         [_]         on (date) pursuant to paragraph (a)(1)
         [_]         75 days after filing pursuant to paragraph (a)(2)
         [_]         on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

         [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 53 to the Registrant's Registration Statement on Form N-1A is filed for the sole purpose of submitting exhibits containing interactive data format risk/return summary information for the series of WT Mutual Fund to which the Post-Effective Amendment relates.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 53 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wilmington, and State of Delaware on the 15th day of November 2011.

                                    WT MUTUAL FUND

                                    By: /s/ John J. Kelley
                                        -----------------------------
                                        John J. Kelley, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 53 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Robert H. Arnold*                  Trustee                                                                    November 15, 2011
-------------------------
Robert H. Arnold

/s/ Eric Brucker*                      Trustee                                                                    November 15, 2011
-------------------------
Eric Brucker

/s/ Robert J. Christian*               Trustee                                                                    November 15, 2011
-------------------------
Robert J. Christian

/s/ Nicholas A. Giordano*              Chairman of the Board and Trustee                                          November 15, 2011
-------------------------
Nicholas A. Giordano

/s/ John J. Kelley                     President and Chief Executive Officer                                      November 15, 2011
--------------------------
John J. Kelley

/s/ John C. McDonnell                  Vice President, Treasurer and Chief Financial Officer                      November 15, 2011
--------------------------
John C. McDonnell




* By /s/ John J. Kelley
-----------------------
John J. Kelley
Attorney-in-Fact



                                 EXHIBIT INDEX


EXHIBIT NO.                  DESCRIPTION OF EXHIBIT
-----------                -----------------------
EX-101.INS                  XBRL Instance Document

EX-101.SCH                  XBRL Taxonomy Extension Schema Document

EX-101.CAL                  XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF                  XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB                  XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE                  XBRL Taxonomy Extension Presentation Linkbase